DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Foreign Exchange Contract [Member] | Financial Expenses Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts			$ (58,000,000)	$ (19,000,000)
Interst Rate And Cross Currency Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ (11,000,000)	$ (33,000,000)